Investment in equity accounted investees	12 Months Ended
Mar. 31, 2024
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
15.

Investment in equity accounted investees

Details of Investment in equity accounted investees:

	As of March 31,
	2024		2023
Investment in unquoted equity shares
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	4,130	Rs.	4,645
Equity shares held in DRES Energy Private Limited, India		55		57
Equity shares held in O2 Renewable Energy IX Private Limited, India		4		-
	Rs.	4,189	Rs.	4,702
Investment in compulsory convertible debentures
Compulsory convertible debentures in O2 Renewable Energy IX Private Limited, India	Rs.	7	Rs.	-
	Rs.	7	Rs.	-
Total Investment in equity accounted investees	Rs.	4,196	Rs.	4,702

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2024 and 2023. Four directors of the Company are on the board of Reddy Kunshan, which consists of eight directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least five of the eight directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2024		2023		2022
Ownership		51.3%		51.3%		51.3%
C urrent assets	Rs.	6,447	Rs.	6,972	Rs.	7,569
N on-current assets		3,799		3,372		2,460
Total assets	Rs.	10,246	Rs.	10,344	Rs.	10,029
Equity	Rs.	7,692	Rs.	8,696	Rs.	7,944
L iabilities		2,554		1,648		2,085
Total equity and liabilities	Rs.	10,246	Rs.	10,344	Rs.	10,029
Revenues	Rs.	9,688	Rs.	9,323	Rs.	9,867
Expenses		9,396		8,598		8,480
Profit for the year	Rs.	292	Rs.	725	Rs.	1,387
Company’s share of profits for the year	Rs.	150	Rs.	372	Rs.	712
Carrying value of the Company’s investment (1)	Rs.	4,130	Rs.	4,645	Rs.	4,259
Translation adjustment arising out of translation of foreign currency balances	Rs.	472	Rs.	692	Rs.	678

(1)

Includes Rs.181 representing the goodwill on acquisition of investment.

During the year ended March 31 2024, the Company recognized an amount of Rs.445, representing its share of dividend declared by the equity accounted investee, Reddy Kunshan. The amount of dividend is adjusted against the carrying amount of investment in the consolidated statement of financial position
.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2024		2023		2022
Carrying value of the Company’s investment	Rs.	55	Rs.	57	Rs.	59
Company’s share of loss for the year		(2)		(2)		(9)

Details of the Company’s investment in O2 Renewable Energy IX Private Limited:

	As of/for the Year Ended March 31,
	2024		2023		2022
Carrying value of the Company’s investment	Rs.	11	Rs.	-	Rs.	-
Company’s share of loss for the year		(1)		-		-